Share-based payments - Movements in option and award plans (Details)	12 Months Ended
	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 shares £ / shares
Share value plan
Reconciliation of options and award plans [Roll Forward]
Outstanding at beginning of year/acquisition date, Number of options	413,859,000	416,941,000
Granted in the year, number of options	291,876,000	187,667,000
Exercised/released in the year, number of options	(178,634,000)	(160,460,000)
Less: forfeited in the year, number of options	(25,647,000)	(30,289,000)
Less: expired in the year, number of options	0	0
Outstanding at end of year, Number of options	501,454,000	413,859,000
Number of options exercisable	0	0
Reconciliation of share price of options and award plans [Roll Forward]
Outstanding at beginning of year, Weighted average exercise price | £ / shares	£ 1.76
Outstanding at end of year, Weighted average exercise price | £ / shares	£ 1.61	£ 1.76
Others
Reconciliation of options and award plans [Roll Forward]
Outstanding at beginning of year/acquisition date, Number of options	335,976,000	356,033,000
Granted in the year, number of options	146,203,000	120,385,000
Exercised/released in the year, number of options	(133,682,000)	(107,688,000)
Less: forfeited in the year, number of options	(28,789,000)	(24,489,000)
Less: expired in the year, number of options	(3,174,000)	(8,265,000)
Outstanding at end of year, Number of options	316,534,000	335,976,000
Number of options exercisable	34,247,000	28,609,000
Sharesave
Reconciliation of options and award plans [Roll Forward]
Number of options exercisable	13,954,749
Reconciliation of share price of options and award plans [Roll Forward]
Outstanding at beginning of year, Weighted average exercise price | £ / shares	£ 0.95	£ 0.96
Granted in the year, weighted average exercise price | £ / shares	1.33	1.43
Exercised/released in the year, weighted average exercise price | £ / shares	1.15	1.38
Less: forfeited in the year, weighted average exercise price | £ / shares	1.01	0.95
Less: expired in the year, weighted average exercise price | £ / shares	1.23	1.67
Outstanding at end of year, Weighted average exercise price | £ / shares	0.97	0.95
Number of options excercisable, Weighted average exercise price | £ / shares	£ 1.19	£ 1.23